Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,119,000
Previously Paid Amount	0.00
Total Fee Amount	983.13
Total Offset Amount	0.00
Net Fee	983.13
Narrative - Max Aggregate Offering Price	$ 7,119,000
Final Prospectus	true